Employee benefits - Actuarial assumptions - General information (Details)	12 Months Ended
Dec. 31, 2023
French part-time for seniors plans
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Average sign-up rate (as a percent)	70.00%
French defined benefit plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of total defined benefit obligation	95.00%